Shareholder Report, Holdings (Details)	Dec. 31, 2024
C000159198 | 464287333 | iShares Global Financials ETF
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000159198 | 00191K799 | AQR Equity Market Neutral Fund
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000159198 | 00203H180 | AQR Alternative Risk Premia Fund
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000159198 | 31846V567 | First American Government Obligations Fund, Class Z
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000159198 | 316175108 | Fidelity Government Portfolio, Class I
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000159198 | 464288745 | iShares Global Consumer Discretionary ETF
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000159198 | 464288679 | iShares Short Treasury Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000159198 | 316092840 | Fidelity High Dividend ETF
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000159198 | 990VR1110 | Mount Vernon Liquid Assets Portfolio, LLC
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000159198 | 33738R118 | First Trust NASDAQ Technology Dividend Index Fund
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000159198 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	13.30%
C000159198 | Open End Funds
Holdings [Line Items]
Percent of Net Asset Value	29.60%
C000159198 | Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	57.10%
C000129685 | 464287333 | iShares Global Financials ETF
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000129685 | 00191K799 | AQR Equity Market Neutral Fund
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000129685 | 00203H180 | AQR Alternative Risk Premia Fund
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000129685 | 31846V567 | First American Government Obligations Fund, Class Z
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000129685 | 316175108 | Fidelity Government Portfolio, Class I
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000129685 | 464288745 | iShares Global Consumer Discretionary ETF
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000129685 | 464288679 | iShares Short Treasury Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000129685 | 316092840 | Fidelity High Dividend ETF
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000129685 | 990VR1110 | Mount Vernon Liquid Assets Portfolio, LLC
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000129685 | 33738R118 | First Trust NASDAQ Technology Dividend Index Fund
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000129685 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	13.30%
C000129685 | Open End Funds
Holdings [Line Items]
Percent of Net Asset Value	29.60%
C000129685 | Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	57.10%
C000213660 | 990VR1110 | Mount Vernon Liquid Assets Portfolio, LLC
Holdings [Line Items]
Percent of Net Asset Value	25.50%
C000213660 | 07831C103 | BellRing Brands, Inc.
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000213660 | 72147K108 | Pilgrim's Pride Corporation
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000213660 | G36738105 | Fresh Del Monte Produce, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000213660 | 004239109 | Acadia Realty Trust
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000213660 | 85208M102 | Sprouts Farmers Market, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000213660 | 29364G103 | Entergy Corporation
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000213660 | 552690109 | MDU Resources Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000213660 | 875465106 | Tanger, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000213660 | 629377508 | NRG Energy, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000213660 | Communications
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000213660 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000213660 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000213660 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000213660 | Technology
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000213660 | Energy
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000213660 | Materials
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000213660 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000213660 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	18.40%
C000213660 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	19.30%
C000213660 | Money Market
Holdings [Line Items]
Percent of Net Asset Value	25.30%
C000213660 | InvestmentType_Common Stocks
Holdings [Line Items]
Percent of Total Investments	74.70%
C000213660 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Total Investments	25.30%
C000253435 | 316175108 | Fidelity Investments Money Market Government Portfolio, Class I
Holdings [Line Items]
Percent of Net Asset Value	56.40%
C000253435 | GLPLSFEDA | Galaxy Plus Fund LLC Evolution Strategy Financials Feeder Fund
Holdings [Line Items]
Percent of Net Asset Value	31.10%
C000253435 | GLPLSFNDA | Galaxy Plus Fund Evolution Strategy Commodities Offshore Feeder Fund
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000253435 | 31846V336 | First American Government Obligations Fund, Class X
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000253435 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Total Investments	56.80%
C000253435 | InvestmentType_Private Investment Funds
Holdings [Line Items]
Percent of Total Investments	43.20%
C000213662 | 316175108 | Fidelity Government Portfolio Class I, Class I
Holdings [Line Items]
Percent of Net Asset Value	31.40%
C000213662 | 31846V567 | First American Government Obligations Fund Class Z, Class Z
Holdings [Line Items]
Percent of Net Asset Value	31.40%
C000213662 | 31846V336 | First American Government Obligations Fund, X
Holdings [Line Items]
Percent of Net Asset Value	13.30%
C000213662 | 920133AN5 | Valley Strong Credit Union
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000213662 | 46090E103 | Invesco QQQ Trust Series 1
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000213662 | 78462F103 | SPDR S&P 500 ETF Trust
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000213662 | 464287739 | iShares U.S. Real Estate ETF
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000213662 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	86.20%
C000213662 | Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000213662 | Certificate Of Deposit
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000245743 | 78462F103
Holdings [Line Items]
Percent of Net Asset Value	42.60%
C000245743 | 46090E103
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000245743 | 66987V109
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000245743 | 780259305
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000245743 | 04016X101
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000245743 | 89484T104
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000245743 | 879273209
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000245743 | 874039100
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000245743 | 25985W204
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000245743 | 07782B104
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000245743 | Taiwan Province Of China
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000245743 | Korea (Republic Of)
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000245743 | Israel
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000245743 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000245743 | Brazil
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000245743 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000245743 | Argentina
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000245743 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000245743 | Cayman Islands
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000245743 | United States
Holdings [Line Items]
Percent of Net Asset Value	50.50%
C000245743 | InvestmentType_Common Stocks
Holdings [Line Items]
Percent of Total Investments	48.20%
C000245743 | InvestmentType_Exchange-Traded Funds
Holdings [Line Items]
Percent of Total Investments	51.80%
C000226634 | 316175108 | Fidelity Government Portfolio Class I, Class I
Holdings [Line Items]
Percent of Net Asset Value	46.10%
C000226634 | 31846V567 | First American Government Obligations Fund Class Z, Class Z
Holdings [Line Items]
Percent of Net Asset Value	46.10%
C000226634 | 920133AN5 | Valley Strong Credit Union
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000226634 | 464287432 | iShares 20+ Year Treasury Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000226634 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	95.20%
C000226634 | Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000226634 | Certificate Of Deposit
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000159195 | 990VR1110
Holdings [Line Items]
Percent of Net Asset Value	17.00%
C000159195 | 464287457
Holdings [Line Items]
Percent of Net Asset Value	14.00%
C000159195 | 78468R622
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000159195 | 31846V567
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000159195 | 316175108
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000159195 | 00162Q452
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000159195 | 72201R783
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000159195 | 97717W307
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000159195 | 78464A359
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000159195 | 464287440
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000159195 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	28.00%
C000159195 | Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	63.40%
C000159195 | Reit
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000159195 | Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000129682 | 990VR1110
Holdings [Line Items]
Percent of Net Asset Value	17.00%
C000129682 | 464287457
Holdings [Line Items]
Percent of Net Asset Value	14.00%
C000129682 | 78468R622
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000129682 | 31846V567
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000129682 | 316175108
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000129682 | 00162Q452
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000129682 | 72201R783
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000129682 | 97717W307
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000129682 | 78464A359
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000129682 | 464287440
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000129682 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	28.00%
C000129682 | Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	63.40%
C000129682 | Reit
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000129682 | Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000159197 | 31846V567 | First American Government Obligations Fund, Class Z
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000159197 | 316175108 | Fidelity Government Portfolio, Class I
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000159197 | 990VR1110 | Mount Vernon Liquid Assets Portfolio, LLC
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000159197 | 78462F103 | SPDR S&P 500 ETF Trust
Holdings [Line Items]
Percent of Net Asset Value	40.10%
C000159197 | 92204A405 | Vanguard Financials ETF
Holdings [Line Items]
Percent of Net Asset Value	20.30%
C000159197 | 81369Y803 | Technology Select Sector SPDR Fund
Holdings [Line Items]
Percent of Net Asset Value	19.90%
C000159197 | 464287614 | iShares Russell 1000 Growth ETF
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000159197 | 464287648 | iShares Russell 2000 Growth ETF
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000159197 | 464287630 | iShares Russell 2000 Value ETF
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000159197 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	18.80%
C000159197 | Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	81.20%
C000129684 | 31846V567 | First American Government Obligations Fund, Class Z
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000129684 | 316175108 | Fidelity Government Portfolio, Class I
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000129684 | 990VR1110 | Mount Vernon Liquid Assets Portfolio, LLC
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000129684 | 78462F103 | SPDR S&P 500 ETF Trust
Holdings [Line Items]
Percent of Net Asset Value	40.10%
C000129684 | 92204A405 | Vanguard Financials ETF
Holdings [Line Items]
Percent of Net Asset Value	20.30%
C000129684 | 81369Y803 | Technology Select Sector SPDR Fund
Holdings [Line Items]
Percent of Net Asset Value	19.90%
C000129684 | 464287614 | iShares Russell 1000 Growth ETF
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000129684 | 464287648 | iShares Russell 2000 Growth ETF
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000129684 | 464287630 | iShares Russell 2000 Value ETF
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000129684 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	18.80%
C000129684 | Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	81.20%
C000213664 | 316175108 | Fidelity Government Portfolio Class I, Class I
Holdings [Line Items]
Percent of Net Asset Value	42.20%
C000213664 | 31846V567 | First American Government Obligations Fund Class Z, Class Z
Holdings [Line Items]
Percent of Net Asset Value	42.20%
C000213664 | 920133AN5 | Valley Strong Credit Union
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000213664 | 78462F103 | SPDR S&P 500 ETF Trust
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000213664 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	96.70%
C000213664 | Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000213664 | Certificate Of Deposit
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000226637 | 31846V567 | First American Government Obligations Fund, Class Z
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000226637 | 316175108 | Fidelity Government Portfolio, Class I
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000226637 | 46090E103 | Invesco QQQ Trust Series 1
Holdings [Line Items]
Percent of Net Asset Value	12.40%
C000226637 | 921908844 | Vanguard Dividend Appreciation ETF
Holdings [Line Items]
Percent of Net Asset Value	21.10%
C000226637 | 921946810 | Vanguard International Dividend Appreciation ETF
Holdings [Line Items]
Percent of Net Asset Value	17.00%
C000226637 | 46138E354 | Invesco S&P 500 Low Volatility ETF
Holdings [Line Items]
Percent of Net Asset Value	17.00%
C000226637 | 46137V357 | Invesco S&P 500 Equal Weight ETF
Holdings [Line Items]
Percent of Net Asset Value	17.00%
C000226637 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	16.10%
C000226637 | Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	83.90%
C000161884 | 316175108 | Fidelity Government Portfolio Class I, Class I
Holdings [Line Items]
Percent of Net Asset Value	43.00%
C000161884 | 31846V567 | First American Government Obligations Fund Class Z, Class Z
Holdings [Line Items]
Percent of Net Asset Value	43.00%
C000161884 | 920133AN5 | Valley Strong Credit Union
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000161884 | GALPLSFND | Galaxy Plus Fund LLC - Profit Score Regime - Adaptive Equity Feeder Fund
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000161884 | 07833EAM9 | Bellco Credit Union
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000161884 | 121331AR3 | Burke & Herbert Bank & Trust Company
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000161884 | 05465DBR8 | Axos Bank
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000161884 | 29667RVY6 | ESSA Bank & Trust
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000161884 | 02007G3R2 | Ally Bank
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000161884 | 88241TTB6 | Texas Exchange Bank SSB
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000161884 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	86.60%
C000161884 | Certificate Of Deposit
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000161884 | Private Investment Funds
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000161885 | 316175108 | Fidelity Government Portfolio Class I, Class I
Holdings [Line Items]
Percent of Net Asset Value	43.00%
C000161885 | 31846V567 | First American Government Obligations Fund Class Z, Class Z
Holdings [Line Items]
Percent of Net Asset Value	43.00%
C000161885 | 920133AN5 | Valley Strong Credit Union
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000161885 | GALPLSFND | Galaxy Plus Fund LLC - Profit Score Regime - Adaptive Equity Feeder Fund
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000161885 | 07833EAM9 | Bellco Credit Union
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000161885 | 121331AR3 | Burke & Herbert Bank & Trust Company
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000161885 | 05465DBR8 | Axos Bank
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000161885 | 29667RVY6 | ESSA Bank & Trust
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000161885 | 02007G3R2 | Ally Bank
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000161885 | 88241TTB6 | Texas Exchange Bank SSB
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000161885 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	86.60%
C000161885 | Certificate Of Deposit
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000161885 | Private Investment Funds
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000213666 | 316175108 | Fidelity Government Portfolio Class I, Class I
Holdings [Line Items]
Percent of Net Asset Value	43.40%
C000213666 | 31846V567 | First American Government Obligations Fund Class Z, Class Z
Holdings [Line Items]
Percent of Net Asset Value	43.40%
C000213666 | 920133AN5 | Valley Strong Credit Union
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000213666 | 464287432 | iShares 20+ Year Treasury Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000213666 | 07833EAM9 | Bellco Credit Union
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000213666 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Total Investments	93.40%
C000213666 | InvestmentType_Exchange-Traded Funds
Holdings [Line Items]
Percent of Total Investments	0.10%
C000213666 | InvestmentType_Certificate Of Deposit
Holdings [Line Items]
Percent of Total Investments	6.50%
C000225736 | 31846V567 | First American Government Obligations Fund, Class Z
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000225736 | 316175108 | Fidelity Government Portfolio, Class I
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000225736 | 990VR1110 | Mount Vernon Liquid Assets Portfolio, LLC
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000225736 | 78462F103 | SPDR S&P 500 ETF Trust
Holdings [Line Items]
Percent of Net Asset Value	44.20%
C000225736 | 92204A405 | Vanguard Financials ETF
Holdings [Line Items]
Percent of Net Asset Value	21.70%
C000225736 | 81369Y803 | Technology Select Sector SPDR Fund
Holdings [Line Items]
Percent of Net Asset Value	20.90%
C000225736 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	13.60%
C000225736 | Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	86.40%